CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Current assets:
Cash and cash equivalents	$ 949,091	$ 1,667,800	$ 5,852,363
Accounts receivable, net of allowance for credit losses of $0 at March 31, 2026 and September 30, 2025	303,265	237,400	328,252
Inventories	115,395	84,102	432,725
Prepaid expenses and other current assets	1,310,814	242,153	756,185
Current assets of discontinued operations		6,971	678,146
Total current assets	2,678,565	2,238,426	8,047,671
Property and equipment, net	173,729	242,720	458,895
Other assets:
Restricted cash		750,000	750,000
Security deposit		2,977
Digital assets	1,335,076
Digital asset receivable - from custodian	3,712,404
Investment in digital asset trust	5,401,912
Operating right of use asset		193,249	739,162
Deferred offering costs	333,178	1,010,069
Total assets	13,634,864	4,437,441	12,789,040
Current liabilities:
Accounts payable and accrued liabilities	1,469,692	2,258,376	1,737,366
Operating lease liability, current		193,250	545,912
Deferred revenue	3,772	12,285	58,785
Total current liabilities	1,473,464	2,463,911	2,398,124
Long term accrued liabilities	31,467	31,467	31,467
Warrants classified as a liability		370	320,000
Total liabilities	1,504,931	2,495,748	3,820,955
BNB Plus Corp. stockholders' equity:
Preferred stock, par value $0.001 per share; 10,000,000 shares authorized
Common stock, par value $0.001 per share; 200,000,000 shares authorized as of March 31, 2026 and September 30, 2025; 4,772,271 and 1,662,601 shares issued and outstanding as of March 31, 2025 and September 30, 2025, respectively	5,669	1,663	14
Additional paid in capital	416,951,861	381,463,459	318,815,358
Accumulated deficit	(404,451,992)	(379,160,375)	(309,672,755)
BNB Plus Corp., Inc. stockholders' equity	12,505,538	2,304,747	9,142,617
Noncontrolling interest	(375,605)	(363,054)	(174,532)
Total equity	12,129,933	1,941,693	8,968,085
Total liabilities and equity	13,634,864	4,437,441	12,789,040
Preferred stock
BNB Plus Corp. stockholders' equity:
Preferred stock, par value $0.001 per share; 10,000,000 shares authorized
Series A Preferred stock
BNB Plus Corp. stockholders' equity:
Preferred stock, par value $0.001 per share; 10,000,000 shares authorized
Series B Preferred stock
BNB Plus Corp. stockholders' equity:
Preferred stock, par value $0.001 per share; 10,000,000 shares authorized